Property and equipment - Depreciation charges (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	¥ 2,459,041	¥ 3,210,081	¥ 3,441,352
Cost of revenues
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	2,137,811	2,761,045	3,086,253
Operations and support
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	9,536	18,773	29,129
Research and development
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	174,226	246,377	141,804
Sales and marketing
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	10,801	23,275	23,106
General and administrative
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	¥ 126,667	¥ 160,611	¥ 161,060